Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 16
CIK	dei_EntityCentralIndexKey	0001067442
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 03, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 21, 2023
Prospectus Date	rr_ProspectusDate	Apr. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A